Loans and borrowings - Summary of Non-Current Syndicated Loans (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal carrying value in TUSD8	$ 6,359,905		$ 4,938,901		$ 3,453,279
Club Loan
Disclosure of detailed information about borrowings [line items]
Principal carrying value in TUSD8	$ 977,236		927,235
Unsecured Syndicated Bank Loan, SOFR+3.35% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.35%	3.35%
Nominal amount in respective currency	$ 583,500		583,500
Principal carrying value in TUSD8	$ 580,208		577,785
Unsecured Syndicated Bank Loan, EURIBOR+2.85% | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.85%	2.85%
Nominal amount in respective currency | €		€ 340,000		€ 340,000
Principal carrying value in TUSD8	$ 397,028		$ 349,450